Property, Plant and Equipment (Details) - Schedule of property plant and equipment - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
At cost [member]
Cost:
Balance at Beginning	$ 35
Business combination	37
Additions	132
Balance at Ending	204
At cost [member] | Computers and software [Member]
Cost:
Balance at Beginning	35
Business combination	17
Additions	73
Balance at Ending	125
At cost [member] | Office equipment & furniture [Member]
Cost:
Balance at Beginning
Business combination	11
Additions	48
Balance at Ending	59
At cost [member] | Communication & equipment [Member]
Cost:
Balance at Beginning
Business combination	9
Additions	5
Balance at Ending	14
At cost [member] | Leasehold improvements [Member]
Cost:
Additions	6
Balance at Ending	6
Accumulated depreciation [Member]
Cost:
Balance at Beginning	3
Depreciation for the year	41
Balance at Ending	44
Depreciated cost	160	$ 32
Accumulated depreciation [Member] | Computers and software [Member]
Cost:
Balance at Beginning	3
Depreciation for the year	30
Balance at Ending	33
Depreciated cost	92	32
Accumulated depreciation [Member] | Office equipment & furniture [Member]
Cost:
Balance at Beginning
Depreciation for the year	10
Balance at Ending	10
Depreciated cost	49
Accumulated depreciation [Member] | Communication & equipment [Member]
Cost:
Balance at Beginning
Depreciation for the year
Balance at Ending
Depreciated cost	14
Accumulated depreciation [Member] | Leasehold improvements [Member]
Cost:
Depreciation for the year	1
Balance at Ending	1
Depreciated cost	$ 5